Issuance of common units and Series A Preferred Units (Details Textual) - USD ($) $ / shares in Units, $ in Thousands					1 Months Ended		12 Months Ended
	Oct. 05, 2017	Oct. 05, 2017	Jan. 03, 2017	Dec. 07, 2016	Oct. 31, 2017	Dec. 16, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 01, 2017	Jan. 02, 2017
Partners' Capital Account, Units, Sold in Public Offering				6,000,000
Exercise Of Option, Additional Common Units						17.60
Repayments of Debt							$ 58,705	$ 12,617	$ 0
Proceeds from Issuance of Preferred Limited Partners Units	$ 110,900
Preferred Stock, Dividend Rate, Percentage	8.75%	8.75%
Hoegh Grace entities [Member]
Business Acquisition, Percentage of Voting Interests Acquired							49.00%			49.00%	51.00%
Revolving Credit Facility [Member]
Repayments of Lines of Credit					$ 24,300
Line of Credit [Member]
Repayments of Lines of Credit					$ 34,400
Underwritten Public Offering [Member]
Option to Purchase of Additional Common Units				588,389
Gross Proceeds from Public Offering						$ 116,000
Höegh Gallant [Member]
Net Cash Used for Working Capital Adjustments								6,600
Repayments of Debt								12,600
Höegh LNG Colombia Holding Ltd [Member]
Payments to Acquire Businesses and Interest in Affiliates								$ 91,800
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest			51.00%				51.00%	51.00%
Series A Preferred Units [Member]
Payments to Acquire Businesses and Interest in Affiliates							$ 45,300
Gross Proceeds from Public Offering							$ 115,000
Shares Issued, Price Per Share	$ 25.0	$ 25.0
Gross Proceeds from Issuance Preferred Units	$ 115,000